Average Annual Total Returns - Hartford Multifactor Large Cap Value Fund	Class R3 Return Before Taxes Since Inception	Class R3 Return Before Taxes 1 Year	Class R4 Return Before Taxes Since Inception	Class R4 Return Before Taxes 1 Year	Class R5 Return Before Taxes Since Inception	Class R5 Return Before Taxes 1 Year	Class R6 Return Before Taxes Since Inception	Class R6 Return Before Taxes 1 Year	Class R6 After Taxes on Distributions Since Inception	Class R6 After Taxes on Distributions 1 Year	Class R6 After Taxes on Distributions and Sale of Fund Shares Since Inception	Class R6 After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y Return Before Taxes Since Inception	Class Y Return Before Taxes 1 Year	Class F Return Before Taxes Since Inception	Class F Return Before Taxes 1 Year	Hartford Multifactor Large Cap Value Index Since Inception	Hartford Multifactor Large Cap Value Index 1 Year	Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) 1 Year
Total	6.40%	(2.91%)	6.36%	(2.96%)	6.46%	(2.84%)	6.53%	(2.75%)	5.44%	(3.29%)	4.78%	(1.26%)	6.45%	(2.85%)	6.53%	(2.76%)	7.39%	(1.45%)	12.15%	2.80%